UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Monthly Income
Funds
(Exact name of registrant as specified in charter)

9800 Schwab Way, Lone Tree, Colorado 80124
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust – Schwab Monthly Income Funds

9800 Schwab Way, Lone Tree, Colorado 80124
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: December 31
Date of reporting period: December 31, 2025

Item 1: Report(s) to Shareholders.

Annual Report |
December 31, 2025

Schwab Monthly Income Fund – Target Payout

Ticker Symbol: SWJRX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Target Payout*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund returned 12.17%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 17.88% and 7.30%, respectively. The fund’s internally calculated comparative index, the Target
Payout Composite Index (the composite index), returned 11.66%.
■

The fund’s distribution yield (payout) was 4.78%
1
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab International Dividend Equity ETF
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
BlackRock High Yield Bond Portfolio (Class K)
●
Schwab 5-10 Year Corporate Bond ETF

Portfolio holdings may have changed since the report date.
1
Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
Schwab Monthly Income Fund – Target Payout | Annual Report
1
REG126651-01  00321763

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Target Payout (03/28/2008) 1	12.17%	3.82%	4.85%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Target Payout Composite Index	11.66%	3.79%	5.86%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
T
hese
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Monthly Income Fund – Target Payout | Annual Report

Statistics

Net Assets (millions)	$53
Number of Holdings	11
Portfolio Turnover Rate	27%
Advisory Fees Paid by the Fund	$0
12-Month Distribution Yield	4.78%
Foreign Tax Paid and Passed Through	$27,439
Gross Income from Foreign Sources	$372,273
Dividends Received Deduction	19.68%
Qualified Dividend Income	$826,390
Qualified Business Income (199A)	$63,878
Business Interest Deduction (163j)	49.76%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
12-Month Distribution Yield calculation reflects the fund’s monthly income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower
.
Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital
reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
Schwab Monthly Income Fund – Target Payout | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Monthly Income Fund – Target Payout | Annual Report

Annual Report |
December 31, 2025

Schwab Monthly Income Fund – Flexible Payout

Ticker Symbol: SWKRX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Flexible Payout*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund returned 12.14%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 17.88% and 7.30%, respectively. The fund’s internally calculated comparative index, the Flexible
Payout Composite Index (the composite index), returned 11.66%.
■

The fund’s distribution yield (payout) was 4.41%
1
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab International Dividend Equity ETF
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
BlackRock High Yield Bond Portfolio (Class K)
●
Schwab 5-10 Year Corporate Bond ETF

Portfolio holdings may have changed since the report date.
1
Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
Schwab Monthly Income Fund – Flexible Payout | Annual Report
1
REG126649-01  00321761

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Flexible Payout (03/28/2008) 1	12.14%	3.21%	4.27%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Flexible Payout Composite Index	11.66%	3.19%	5.01%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Monthly Income Fund – Flexible Payout | Annual Report

Statistics

Net Assets (millions)	$74
Number of Holdings	11
Portfolio Turnover Rate	25%
Advisory Fees Paid by the Fund	$0
12-Month Distribution Yield	4.41%
Foreign Tax Paid and Passed Through	$42,967
Gross Income from Foreign Sources	$582,942
Dividends Received Deduction	19.61%
Qualified Dividend Income	$1,304,411
Qualified Business Income (199A)	$104,678
Business Interest Deduction (163j)	50.68%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
12-Month Distribution Yield calculation reflects the fund’s monthly income distributions for the last 12 months divided by the fund’s Net
Asset
Value as of the end of the
reporting period. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
Schwab Monthly Income Fund – Flexible Payout | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Monthly Income Fund – Flexible Payout | Annual Report

Annual Report |
December 31, 2025

Schwab Monthly Income Fund – Income Payout

Ticker Symbol: SWLRX

This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Income Payout*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund returned 9.85%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 17.88% and 7.30%, respectively. The fund’s internally calculated comparative index, the Income
Payout Composite Index (the composite index), returned 9.67%.
■

The fund’s distribution yield (payout) was 4.63%
1
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab International Dividend Equity ETF
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
BlackRock High Yield Bond Portfolio (Class K)
●
Schwab Long-Term U.S. Treasury ETF

Portfolio holdings may have changed since the report date.
1
Does not expect to include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
Schwab Monthly Income Fund – Income Payout | Annual Report
1
REG126650-01  00321762

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Income Payout (03/28/2008) 1	9.85%	1.97%	3.37%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Income Payout Composite Index	9.67%	2.00%	3.83%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
Schwab Monthly Income Fund – Income Payout | Annual Report

Statistics

Net Assets (millions)	$66
Number of Holdings	12
Portfolio Turnover Rate	25%
Advisory Fees Paid by the Fund	$0
12-Month Distribution Yield	4.63%
Foreign Tax Paid and Passed Through	$20,942
Gross Income from Foreign Sources	$284,128
Dividends Received Deduction	13.27%
Qualified Dividend Income	$758,708
Qualified Business Income (199A)	$53,212
Business Interest Deduction (163j)	65.64%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
12-Month Distribution Yield calculation reflects the fund’s monthly income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Fund expenses may have been partially absorbed by the investment adviser
and its affiliates. Without these reductions, the total return/yield may have been lower.
Does not expect to include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic
distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.
Schwab Monthly Income Fund – Income Payout | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Monthly Income Fund – Income Payout | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not applicable.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of fifty-two operational series. Three series have a fiscal year-end of December 31, one series has a fiscal year-end of the last day of February, twelve series have a fiscal year-end of March 31, and thirty-six series have a fiscal year-end of October 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to the fifty-two operational series during 2025/2026 and 2024/2025, based on their respective 2025/2026 and 2024/2025 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the funds:

(a)Audit Fees[1]		(b)Audit-Related Fees[2]		(c) Tax Fees[3]		(d) All Other Fees
Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025
$1,292,600	$1,292,600	$95,400	$95,400	$170,820	$170,820	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes assurance and related services to the performance of the audit for compliance with Rule 17f-2 under the Investment Company Act of 1940.
[3]	The tax fees consist of professional services relating to tax compliance, tax advice, tax planning, and the preparation of the Registrant’s tax returns.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2025: $1,966,481	2024: $1,874,341

(h)

During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | December 31, 2025
Schwab Monthly Income Funds

Schwab Monthly Income Fund –
Target Payout
Schwab Monthly Income Fund –
Flexible Payout
Schwab Monthly Income Fund –
Income Payout

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$9.85	$9.94	$9.62	$11.99	$11.38
Income (loss) from investment operations:
Net investment income (loss)[1]	0.48	0.45	0.41	0.30	0.24
Net realized and unrealized gains (losses)	0.69	(0.05)	0.39	(1.83)	0.81
Total from investment operations	1.17	0.40	0.80	(1.53)	1.05
Less distributions:
Distributions from net investment income	(0.47)	(0.46)	(0.42)	(0.30)	(0.37)
Distributions from net realized gains	—	—	—	(0.54)	(0.07)
Tax return of capital	(0.03)	(0.03)	(0.06)	—	—
Total distributions	(0.50)	(0.49)	(0.48)	(0.84)	(0.44)
Net asset value at end of period	$10.52	$9.85	$9.94	$9.62	$11.99
Total return	12.17%	4.03%	8.58%	(12.85%)	9.23%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.19%	0.27%	0.28%	0.21%[3]	0.18%
Net investment income (loss)	4.66%	4.51%	4.27%	2.79%	1.99%
Portfolio turnover rate	27%	14%	9%	82%	11%
Net assets, end of period (x 1,000,000)	$53	$34	$36	$40	$53

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Portfolio Holdings  as of December 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 86.0% OF NET ASSETS

U.S. Stocks 20.1%
Large-Cap 20.1%
Schwab U.S. Dividend Equity ETF	$6,904,939	$4,785,981	($1,179,863 )	($27,244 )	$141,609	$10,625,422	387,365	$336,855

International Stocks 20.2%
Developed Markets 20.2%
Schwab International Dividend Equity ETF	6,874,848	3,483,115	(1,799,647)	12,199	2,075,016	10,645,531	356,993	344,834

Real Estate 6.6%
Global Real Estate 6.6%
Schwab Global Real Estate Fund	3,372,043	1,258,642	(1,352,946)	(9,365)	215,099	3,483,473	515,307	102,228

Fixed Income 38.0%
High-Yield Bond 11.0%
Schwab High Yield Bond ETF	—	6,046,412	(310,857)	(298)	65,994	5,801,251	219,578	255,852
Intermediate-Term Bond 20.0%
Schwab 5-10 Year Corporate Bond ETF	1,064,127	601,514	(135,386)	(2,932)	50,578	1,577,901	68,694	63,558
Schwab U.S. Aggregate Bond Index Fund	5,885,287	3,995,188	(1,071,938)	(106,470)	292,520	8,994,588	996,078	285,902
						10,572,489
Long-Term Government Bond 7.0%
Schwab Long-Term U.S. Treasury ETF	2,336,223	1,734,774	(399,012)	(69,278)	89,012	3,691,718	116,458	130,364
						20,065,458

Money Market Funds 1.1%
Schwab Government Money Fund, Ultra Shares, 3.65% (b)	502,576	82,569	—	—	—	585,145	585,145	22,688
Total Affiliated Underlying Funds (Cost $42,348,878)	$26,940,043	$21,988,195	($6,249,649 )	($203,388 )	$2,929,828	$45,405,029		$1,542,281

UNAFFILIATED UNDERLYING FUNDS 14.0% OF NET ASSETS

Fixed Income 13.1%
Floating Rate Loan 6.1%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$3,194,762	339,147
Preferred 7.0%
Cohen & Steers Preferred Securities and Income Fund, Class I						3,704,044	293,739
						6,898,806

Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74% (b)						492,594	492,594
Total Unaffiliated Underlying Funds (Cost $7,216,141)						$7,391,400
Total Investments in Securities (Cost $49,565,019)						$52,796,429

See financial notes
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Portfolio Holdings  as of December 31, 2025 (continued)

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(c) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At December 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $42,348,878)		$45,405,029
Investments in securities, at value - unaffiliated issuers (cost $7,216,141)		7,391,400
Receivables:
Fund shares sold		661,466
Investments sold		100,975
Dividends		53,775
Due from investment adviser		8,123
Prepaid expenses	+	8,030
Total assets		53,628,798

Liabilities
Payables:
Investments bought		581,417
Fund shares redeemed		214,327
Independent trustees’ fees		21
Accrued expenses	+	10,458
Total liabilities		806,223
Net assets		$52,822,575

Net Assets by Source
Capital received from investors		$52,652,063
Total distributable earnings	+	170,512
Net assets		$52,822,575

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$52,822,575		5,021,033		$10.52

See financial notes
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$1,542,281
Dividends received from securities - unaffiliated issuers	+	407,556
Total investment income		1,949,837

Expenses
Registration fees		23,260
Professional fees		23,178
Portfolio accounting fees		16,864
Independent trustees’ fees		6,149
Shareholder reports		1,824
Custodian fees		1,573
Transfer agent fees		1,423
Other expenses	+	5,016
Total expenses		79,287
Expense reduction	–	79,287
Net expenses	–	—
Net investment income		1,949,837

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(203,388)
Net realized gains on sales of securities - unaffiliated issuers	+	81,141
Net realized losses		(122,247)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		2,929,828
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(29,342)
Net change in unrealized appreciation (depreciation)		2,900,486
Net realized and unrealized gains		2,778,239
Increase in net assets resulting from operations		$4,728,076
See financial notes

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Target Payout
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$1,949,837	$1,558,201
Net realized losses		(122,247)	(45,685)
Net change in unrealized appreciation (depreciation)	+	2,900,486	(245,274)
Increase in net assets resulting from operations		$4,728,076	$1,267,242

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income and net realized gain		($1,949,839 )	($1,573,975 )
From tax return of capital	+	(130,240)	(103,551)
Total distributions		($2,080,079 )	($1,677,526 )

TRANSACTIONS IN FUND SHARES
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,803,205	$28,734,175	869,248	$8,785,038
Shares reinvested		104,427	1,071,900	79,405	793,296
Shares redeemed	+	(1,382,695)	(14,085,299)	(1,067,288)	(10,653,588)
Net transactions in fund shares		1,524,937	$15,720,776	(118,635)	($1,075,254 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,496,096	$34,453,802	3,614,731	$35,939,340
Total increase (decrease)	+	1,524,937	18,368,773	(118,635)	(1,485,538)
End of period		5,021,033	$52,822,575	3,496,096	$34,453,802
See financial notes
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$10.05	$10.12	$9.79	$12.02	$11.82
Income (loss) from investment operations:
Net investment income (loss)[1]	0.48	0.46	0.42	0.31	0.24
Net realized and unrealized gains (losses)	0.72	(0.05)	0.39	(1.81)	0.44
Total from investment operations	1.20	0.41	0.81	(1.50)	0.68
Less distributions:
Distributions from net investment income	(0.48)	(0.47)	(0.46)	(0.29)	(0.34)
Distributions from net realized gains	—	—	—	(0.44)	(0.14)
Tax return of capital	—	(0.01)	(0.02)	—	—
Total distributions	(0.48)	(0.48)	(0.48)	(0.73)	(0.48)
Net asset value at end of period	$10.77	$10.05	$10.12	$9.79	$12.02
Total return	12.14%	4.05%	8.50%	(12.50%)	5.73%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.12%	0.16%	0.18%	0.15%[3]	0.10%
Net investment income (loss)	4.60%	4.52%	4.33%	2.88%	1.99%
Portfolio turnover rate	25%	14%	7%	78%	20%
Net assets, end of period (x 1,000,000)	$74	$63	$65	$68	$100

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Portfolio Holdings  as of December 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 86.3% OF NET ASSETS

U.S. Stocks 20.2%
Large-Cap 20.2%
Schwab U.S. Dividend Equity ETF	$12,605,530	$3,138,625	($981,595 )	$10,084	$95,870	$14,868,514	542,053	$528,835

International Stocks 20.3%
Developed Markets 20.3%
Schwab International Dividend Equity ETF	12,615,937	1,742,463	(2,833,482)	153,806	3,320,348	14,999,072	502,987	539,975

Real Estate 6.5%
Global Real Estate 6.5%
Schwab Global Real Estate Fund	6,138,446	826,149	(2,493,269)	(68,727)	417,514	4,820,113	713,034	167,510

Fixed Income 37.9%
High-Yield Bond 11.0%
Schwab High Yield Bond ETF	—	8,173,531	(163,096)	218	106,469	8,117,122	307,234	395,843
Intermediate-Term Bond 19.9%
Schwab 5-10 Year Corporate Bond ETF	1,937,327	219,106	(59,780)	(2,130)	80,851	2,175,374	94,705	102,703
Schwab U.S. Aggregate Bond Index Fund	10,785,225	2,457,691	(1,008,071)	(102,815)	410,495	12,542,525	1,388,984	461,905
						14,717,899
Long-Term Government Bond 7.0%
Schwab Long-Term U.S. Treasury ETF	4,293,086	1,258,833	(444,708)	(78,069)	117,987	5,147,129	162,370	211,840
						27,982,150

Money Market Funds 1.4%
Schwab Government Money Fund, Ultra Shares, 3.65% (b)	884,897	119,075	—	—	—	1,003,972	1,003,972	39,284
Total Affiliated Underlying Funds (Cost $58,507,473)	$49,260,448	$17,935,473	($7,984,001 )	($87,633 )	$4,549,534	$63,673,821		$2,447,895

UNAFFILIATED UNDERLYING FUNDS 13.7% OF NET ASSETS

Fixed Income 13.1%
Floating Rate Loan 6.1%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$4,484,778	476,091
Preferred 7.0%
Cohen & Steers Preferred Securities and Income Fund, Class I						5,184,687	411,157
						9,669,465

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74% (b)						460,201	460,201
Total Unaffiliated Underlying Funds (Cost $9,843,807)						$10,129,666
Total Investments in Securities (Cost $68,351,280)						$73,803,487

See financial notes
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Portfolio Holdings  as of December 31, 2025 (continued)

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(c) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At December 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $58,507,473)		$63,673,821
Investments in securities, at value - unaffiliated issuers (cost $9,843,807)		10,129,666
Receivables:
Fund shares sold		183,797
Dividends		76,772
Due from investment adviser		7,282
Prepaid expenses	+	6,748
Total assets		74,078,086

Liabilities
Payables:
Investments bought		199,030
Fund shares redeemed		25,479
Independent trustees’ fees		21
Accrued expenses	+	14,811
Total liabilities		239,341
Net assets		$73,838,745

Net Assets by Source
Capital received from investors		$72,838,992
Total distributable earnings	+	999,753
Net assets		$73,838,745

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$73,838,745		6,855,658		$10.77

See financial notes
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$2,447,895
Dividends received from securities - unaffiliated issuers	+	667,509
Total investment income		3,115,404

Expenses
Professional fees		23,427
Registration fees		22,579
Portfolio accounting fees		16,990
Independent trustees’ fees		6,191
Transfer agent fees		3,364
Shareholder reports		1,900
Custodian fees		1,543
Other expenses	+	5,133
Total expenses		81,127
Expense reduction	–	81,127
Net expenses	–	—
Net investment income		3,115,404

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(87,633)
Net realized gains on sales of securities - unaffiliated issuers	+	164,972
Net realized gains		77,339
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		4,549,534
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(88,963)
Net change in unrealized appreciation (depreciation)		4,460,571
Net realized and unrealized gains		4,537,910
Increase in net assets resulting from operations		$7,653,314
See financial notes

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Flexible Payout
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$3,115,404	$2,866,817
Net realized gains (losses)		77,339	(104,617)
Net change in unrealized appreciation (depreciation)	+	4,460,571	(347,243)
Increase in net assets resulting from operations		$7,653,314	$2,414,957

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income and net realized gain		($3,089,537 )	($2,895,641 )
From tax return of capital	+	—	(59,551)
Total distributions		($3,089,537 )	($2,955,192 )

TRANSACTIONS IN FUND SHARES
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,059,340	$21,550,025	1,282,511	$13,178,445
Shares reinvested		174,721	1,828,731	165,927	1,688,474
Shares redeemed	+	(1,671,242)	(17,377,204)	(1,606,248)	(16,349,683)
Net transactions in fund shares		562,819	$6,001,552	(157,810)	($1,482,764 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,292,839	$63,273,416	6,450,649	$65,296,415
Total increase (decrease)	+	562,819	10,565,329	(157,810)	(2,022,999)
End of period		6,855,658	$73,838,745	6,292,839	$63,273,416
See financial notes
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 12/31/25	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21
Per-Share Data
Net asset value at beginning of period	$9.18	$9.27	$8.97	$10.72	$10.80
Income (loss) from investment operations:
Net investment income (loss)[1]	0.44	0.42	0.37	0.26	0.22
Net realized and unrealized gains (losses)	0.45	(0.06)	0.31	(1.59)	0.03
Total from investment operations	0.89	0.36	0.68	(1.33)	0.25
Less distributions:
Distributions from net investment income	(0.45)	(0.45)	(0.38)	(0.22)	(0.26)
Distributions from net realized gains	—	—	—	(0.20)	(0.07)
Total distributions	(0.45)	(0.45)	(0.38)	(0.42)	(0.33)
Net asset value at end of period	$9.62	$9.18	$9.27	$8.97	$10.72
Total return	9.85%	3.97%	7.81%	(12.50%)	2.33%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.13%	0.14%	0.17%	0.14%[3]	0.11%
Net investment income (loss)	4.65%	4.51%	4.16%	2.74%	1.99%
Portfolio turnover rate	25%	8%	5%	68%	25%
Net assets, end of period (x 1,000,000)	$66	$55	$63	$71	$113

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Portfolio Holdings  as of December 31, 2025

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 87.1% OF NET ASSETS

U.S. Stocks 13.1%
Large-Cap 13.1%
Schwab U.S. Dividend Equity ETF	$7,211,087	$2,345,061	($1,018,359 )	($4,813 )	$68,277	$8,601,253	313,571	$301,400

International Stocks 11.3%
Developed Markets 11.3%
Schwab International Dividend Equity ETF	6,057,579	1,475,656	(1,815,063)	88,294	1,624,410	7,430,876	249,191	263,186

Real Estate 3.5%
Global Real Estate 3.5%
Schwab Global Real Estate Fund	3,245,336	373,289	(1,454,440)	(55,100)	220,195	2,329,280	344,568	84,922

Fixed Income 57.8%
High-Yield Bond 9.0%
Schwab High Yield Bond ETF	—	6,374,450	(523,332)	255	78,966	5,930,339	224,464	291,491
Intermediate-Term Bond 34.9%
Schwab 5-10 Year Corporate Bond ETF	4,980,272	1,412,993	(693,474)	(3,170)	212,985	5,909,606	257,275	274,279
Schwab U.S. Aggregate Bond Index Fund	14,436,290	4,766,159	(2,501,203)	(224,766)	649,475	17,125,955	1,896,562	629,170
						23,035,561
Long-Term Government Bond 5.9%
Schwab Long-Term U.S. Treasury ETF	3,187,442	1,028,936	(315,361)	(56,907)	79,589	3,923,699	123,776	159,042
Short-Term Bond 8.0%
Schwab 1-5 Year Corporate Bond ETF	4,464,549	1,087,718	(397,002)	2,520	95,916	5,253,701	210,992	214,230
						38,143,300

Money Market Funds 1.4%
Schwab Government Money Fund, Ultra Shares, 3.65% (b)	940,502	37,866	(60,000)	—	—	918,368	918,368	38,072
Total Affiliated Underlying Funds (Cost $55,232,309)	$44,523,057	$18,902,128	($8,778,234 )	($253,687 )	$3,029,813	$57,423,077		$2,255,792

UNAFFILIATED UNDERLYING FUNDS 12.7% OF NET ASSETS

Fixed Income 12.0%
Floating Rate Loan 5.0%
T. Rowe Price Institutional Floating Rate Fund, Institutional Class						$3,315,988	352,016
Preferred 7.0%
Cohen & Steers Preferred Securities and Income Fund, Class I						4,610,320	365,608
						7,926,308

See financial notes
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Portfolio Holdings  as of December 31, 2025 (continued)

SECURITY	VALUE AT 12/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74% (b)						$434,676	434,676
Total Unaffiliated Underlying Funds (Cost $8,111,809)						$8,360,984
Total Investments in Securities (Cost $63,344,118)						$65,784,061

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(c) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
At December 31, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Statement of Assets and Liabilities

As of December 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $55,232,309)		$57,423,077
Investments in securities, at value - unaffiliated issuers (cost $8,111,809)		8,360,984
Receivables:
Fund shares sold		169,733
Dividends		85,428
Due from investment adviser		7,309
Prepaid expenses	+	7,624
Total assets		66,054,155

Liabilities
Payables:
Investments bought		83,950
Fund shares redeemed		8,369
Independent trustees’ fees		21
Accrued expenses	+	14,759
Total liabilities		107,099
Net assets		$65,947,056

Net Assets by Source
Capital received from investors		$73,062,652
Total distributable loss	+	(7,115,596)
Net assets		$65,947,056

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$65,947,056		6,853,902		$9.62

See financial notes
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Statement of Operations

For the period January 1, 2025 through December 31, 2025
Investment Income
Dividends received from securities - affiliated issuers		$2,255,792
Dividends received from securities - unaffiliated issuers	+	534,091
Total investment income		2,789,883

Expenses
Registration fees		23,772
Professional fees		23,178
Portfolio accounting fees		16,962
Independent trustees’ fees		6,181
Custodian fees		2,071
Transfer agent fees		1,330
Shareholder reports		1,223
Other expenses	+	5,107
Total expenses		79,824
Expense reduction	–	79,824
Net expenses	–	—
Net investment income		2,789,883

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(253,687)
Net realized gains on sales of securities - unaffiliated issuers	+	120,110
Net realized losses		(133,577)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		3,029,813
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(43,654)
Net change in unrealized appreciation (depreciation)		2,986,159
Net realized and unrealized gains		2,852,582
Increase in net assets resulting from operations		$5,642,465
See financial notes

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Fund – Income Payout
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/25-12/31/25		1/1/24-12/31/24
Net investment income		$2,789,883	$2,727,820
Net realized losses		(133,577)	(262,316)
Net change in unrealized appreciation (depreciation)	+	2,986,159	(148,033)
Increase in net assets resulting from operations		$5,642,465	$2,317,471

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,854,321 )	($2,928,420 )

TRANSACTIONS IN FUND SHARES
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,927,624	$27,718,796	1,158,772	$10,819,385
Shares reinvested		133,423	1,260,566	137,102	1,271,864
Shares redeemed	+	(2,230,815)	(21,105,804)	(2,043,599)	(18,973,598)
Net transactions in fund shares		830,232	$7,873,558	(747,725)	($6,882,349 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/25-12/31/25			1/1/24-12/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,023,670	$55,285,354	6,771,395	$62,778,652
Total increase (decrease)	+	830,232	10,661,702	(747,725)	(7,493,298)
End of period		6,853,902	$65,947,056	6,023,670	$55,285,354
See financial notes
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab Monthly Income Fund - Target Payout	Schwab International Opportunities Fund
Schwab Monthly Income Fund - Flexible Payout	Schwab Balanced Fund
Schwab Monthly Income Fund - Income Payout	Schwab Core Equity Fund
Schwab Target 2010 Fund	Schwab Dividend Equity Fund
Schwab Target 2015 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2020 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2025 Fund	Schwab Health Care Fund
Schwab Target 2030 Fund	Schwab International Core Equity Fund
Schwab Target 2035 Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab Target 2040 Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab Target 2045 Fund	Schwab Fundamental International Equity Index Fund
Schwab Target 2050 Fund	Schwab Fundamental International Small Equity Index Fund
Schwab Target 2055 Fund	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab Target 2060 Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Target 2065 Fund	Schwab Target 2010 Index Fund
Schwab S&P 500 Index Fund	Schwab Target 2015 Index Fund
Schwab Small-Cap Index Fund	Schwab Target 2020 Index Fund
Schwab Total Stock Market Index Fund	Schwab Target 2025 Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2030 Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2035 Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2040 Index Fund
Schwab International Index Fund	Schwab Target 2045 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2050 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2055 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2060 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2065 Index Fund
Each fund is considered a “fund of funds” because it invests in other exchange traded-funds or mutual funds. Each of the funds seeks to achieve its investment objective by investing primarily in a combination of affiliated Schwab mutual funds and Schwab ETFs.  Each fund may also invest in unaffiliated third-party exchange-traded funds and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). Each fund invests in the underlying funds in accordance with its target portfolio allocation.
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of December 31, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by a fund through its investments in the underlying funds and are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
The amount of the distributions made by the Schwab Monthly Income Fund -Target Payout and the Schwab Monthly Income Fund - Flexible Payout may exceed the amount of the fund’s net income and capital gains available for distribution. In that case, some or all of the distributions made by the Schwab Monthly Income Fund - Target Payout and the Schwab Monthly Income Fund - Flexible Payout may constitute a return of capital to shareholders. At the end of the year, the funds may be required under the applicable Internal Revenue Code to recharacterize distributions for the year among ordinary income, capital gains, and return of capital (if any) for purposes of tax reporting to shareholders. Although it cannot be guaranteed, the Schwab Monthly Income Fund - Income Payout does not expect to make distributions that will be treated as return of capital. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net income when they are not. A return of capital is a distribution from the shareholder’s investment principal, rather than net income from the fund’s returns. Shareholders should not assume that the source of a distribution from the fund is net income. For additional information see financial note 7, Federal Income Taxes.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(h) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
The investment adviser does not receive a fee for the services it performs for the funds. However, the investment adviser is entitled to receive an annual fee from each of the affiliated funds that serve as underlying funds.
Expense Limitation
The investment adviser and its affiliates have agreed with the trust, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with approval of the Board of Trustees, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, each fund may invest in affiliated funds. As of December 31, 2025, each fund’s ownership percentage of affiliated fund’s shares is as follows:
UNDERLYING FUNDS	SCHWAB MONTHLY INCOME FUND – TARGET PAYOUT	SCHWAB MONTHLY INCOME FUND – FLEXIBLE PAYOUT	SCHWAB MONTHLY INCOME FUND – INCOME PAYOUT
Schwab 1-5 Year Corporate Bond ETF	— %	— %	0.8%
Schwab 5-10 Year Corporate Bond ETF	0.0%*	0.0%*	0.1%
Schwab Global Real Estate Fund	1.2%	1.7%	0.8%
Schwab Government Money Fund, Ultra Shares	0.0%*	0.0%*	0.0%*
Schwab High Yield Bond ETF	0.3%	0.4%	0.3%
Schwab International Dividend Equity ETF	0.6%	0.9%	0.4%
Schwab Long-Term U.S. Treasury ETF	0.4%	0.5%	0.4%
Schwab U.S. Aggregate Bond Index Fund	0.2%	0.2%	0.3%
Schwab U.S. Dividend Equity ETF	0.0%*	0.0%*	0.0%*

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended December 31, 2025, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Monthly Income Fund – Target Payout	$719,323	$426,280	($14,833 )
Schwab Monthly Income Fund – Flexible Payout	—	421,803	(469)
Schwab Monthly Income Fund – Income Payout	451,077	322,317	(1,228)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes (continued)

 5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales of Investment Securities:
For the period ended December 31, 2025, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Monthly Income Fund – Target Payout	$26,375,600	$11,169,823
Schwab Monthly Income Fund – Flexible Payout	22,482,009	16,607,018
Schwab Monthly Income Fund – Income Payout	22,387,401	15,029,406

7. Federal Income Taxes:
As of December 31, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Monthly Income Fund – Target Payout	$50,155,888	$3,766,738	($1,126,197 )	$2,640,541
Schwab Monthly Income Fund – Flexible Payout	68,951,870	6,004,140	(1,152,523)	4,851,617
Schwab Monthly Income Fund – Income Payout	64,207,572	3,750,809	(2,174,320)	1,576,489
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Monthly Income Fund – Target Payout	$—	$2,640,541	($2,470,029 )	$170,512
Schwab Monthly Income Fund – Flexible Payout	25,867	4,851,617	(3,877,731)	999,753
Schwab Monthly Income Fund – Income Payout	173,576	1,576,489	(8,865,661)	(7,115,596)
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Funds
Financial Notes (continued)

7. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab Monthly Income Fund – Target Payout	$2,470,029
Schwab Monthly Income Fund – Flexible Payout	3,877,731
Schwab Monthly Income Fund – Income Payout	8,865,661
For the fiscal year ended December 31, 2025, the funds had capital loss carryforwards utilized as follows:

Schwab Monthly Income Fund – Target Payout	$—
Schwab Monthly Income Fund – Flexible Payout	137,022
Schwab Monthly Income Fund – Income Payout	136,761
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	TAX RETURN OF CAPITAL	ORDINARY INCOME	TAX RETURN OF CAPITAL
Schwab Monthly Income Fund – Target Payout	$1,949,839	$130,240	$1,573,975	$103,551
Schwab Monthly Income Fund – Flexible Payout	3,089,537	—	2,895,641	59,551
Schwab Monthly Income Fund – Income Payout	2,854,321	—	2,928,420	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended December 31, 2025, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Schwab Monthly Income Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Monthly Income Fund – Target Payout, Schwab Monthly Income Fund – Flexible Payout, and Schwab Monthly Income Fund – Income Payout:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Monthly Income Fund – Target Payout, Schwab Monthly Income Fund – Flexible Payout, and Schwab Monthly Income Fund – Income Payout (the “Funds”), three of the funds constituting Schwab Capital Trust, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 13, 2026
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Monthly Income Funds | Annual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
Schwab Monthly Income Funds | Annual Holdings and Financial Statements

MFR45803-14
00321736

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Monthly Income Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	February 13, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	February 13, 2026

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	February 13, 2026